Trade Receivables, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables, Net [abstract]
Doubtful accounts	$ 103,534	$ 7,394